Schedule of relationship and the nature of related party transactions (Details) - Xiamen Xiqi Network Technology Co Ltd [Member]	12 Months Ended
Sep. 30, 2025
RelationshipAndTheNatureOfRelatedPartyTransactionsLineItems [Line Items]
Relationship with the Company	The shareholder owns 34% of the Company and also owns 35.4% of Xiqi
Nature of transactions	Providing working capital and payment of expenses for the Company